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Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com
October 6, 2023

VIA EDGAR Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:    Hotchkis and Wiley Funds (CIK:1145022) (the “Registrant”)
    Registration Statement on Form N-14
To the Commission:
On behalf of the Registrant, electronically transmitted herewith is the Registrant’s registration statement on Form N-14 relating to the issuance of shares of beneficial interest of HW Opportunities MP Fund, a series of the Registrant (the “Successor Fund”), in connection with the reorganization of HW Opportunities MP Fund, a series of Series Portfolios Trust, into the Successor Fund (the “Registration Statement”). It is proposed that the Registration Statement will become effective on November 5, 2023 pursuant to Rule 488 under the Securities Act of 1933, as amended. For your information, the Registrant has also filed a Post-Effective Amendment to the registration statement on Form N-1A (File No. 333-68740; SEC Accession No. 0000894189-23-006898) for purposes of registering shares of the Successor Fund to be issued after completion of the aforementioned reorganization.
Please contact the undersigned at (312) 609-7515 if you have questions regarding the Registration Statement.

Very truly yours, /s/ Mark A. Quade Mark A. Quade

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